Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	4D pharma plc
Entity Central Index Key	0001830162
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	9 Bond Court
Entity Address, City or Town	Leeds
Entity Address, Country	GB
Entity Address, Postal Zip Code	LS1 2JZ
City Area Code	44
Local Phone Number	113 895 0130
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false